UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23896

Manulife Private Credit Plus Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Semiannual report
Manulife Private Credit Plus Fund
Closed-end sector
June 30, 2024

Manulife Private Credit Plus Fund

2	Your fund at a glance
3	Portfolio summary
4	Fund’s investments
5	Financial statements
8	Financial highlights
9	Notes to financial statements
15	Investment objective, principal investment strategies, and principal risks
21	Additional information
23	More information
1	JOHN HANCOCK MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks income and, to a lesser extent, capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2024 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 3-Month U.S. Treasury Bill Index is an unmanaged index that seeks to measure the performance of outstanding U.S. Treasury bills that mature closest to, but not beyond, three months from the rebalancing date.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be obtained by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
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Portfolio summary
PORTFOLIO COMPOSITION AS OF 6/30/2024 (% of net assets)

3	MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 6-30-24 (unaudited)
	Shares	Value
Affiliated investment companies (A) 96.6%		$97,328,642
(Cost $96,745,914)
Alternative and specialty 89.9%		90,520,202
John Hancock Asset-Based Lending Fund, Class I (Marathon)	1,489,369	29,906,534
Manulife Private Credit Fund (MIM US Private Markets)	2,876,912	60,613,668
Fixed income 6.7%		6,808,440
John Hancock Corporate Bond ETF (MIM US) (B)	100,695	2,114,151
John Hancock Mortgage-Backed Securities ETF (MIM US) (B)	218,339	4,694,289

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.0%				$2,000,009
(Cost $2,000,009)
Commercial paper 2.0%				2,000,009
Canadian Imperial Holdings, Inc.	5.469	07-08-24	2,000,000	2,000,009

Total investments (Cost $98,745,923) 98.6%	$99,328,651
Other assets and liabilities, net 1.4%	1,370,828
Total net assets 100.0%	$100,699,479

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	The underlying funds’ advisor/subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 6-30-24, the aggregate cost of investments for federal income tax purposes was $98,745,923. Net unrealized appreciation aggregated to $582,728, of which $676,194 related to gross unrealized appreciation and $93,466 related to gross unrealized depreciation.
Advisors/Subadvisors of Affiliated Underlying Funds
Manulife Investment Management Private Markets (US) LLC	(MIM US Private Markets)
Manulife Investment Management (US) LLC	(MIM US)
Marathon Asset Management LP	(Marathon)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-24 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,000,009)	$2,000,009
Affiliated investments, at value (Cost $96,745,914)	97,328,642
Total investments, at value (Cost $98,745,923)	99,328,651
Cash	997,992
Dividends and interest receivable	1,674,478
Receivable from affiliates	102,857
Other assets	298,957
Total assets	102,402,935
Liabilities
Distributions payable	1,627,888
Payable to affiliates
Accounting and legal services fees	1,082
Other liabilities and accrued expenses	74,486
Total liabilities	1,703,456
Net assets	$100,699,479
Net assets consist of
Paid-in capital	$99,987,833
Total distributable earnings (loss)	711,646
Net assets	$100,699,479

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($100,699,479 ÷ 4,951,449 shares)	$20.34
5	Manulife Private Credit Plus Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 6-30-24 (unaudited)

Investment income
Dividends from affiliated investments	$2,734,395
Interest	90,872
Total investment income	2,825,267
Expenses
Investment management fees	605,589
Accounting and legal services fees	6,617
Transfer agent fees	16,554
Trustees’ fees	60,001
Custodian fees	5,000
Printing and postage	5,537
Professional fees	169,628
Offering costs	262,938
Other	9,242
Total expenses	1,141,106
Less expense reductions	(787,364)
Net expenses	353,742
Net investment income	2,471,525
Realized and unrealized gain (loss)
Net realized gain (loss) on
Affiliated investments	180,371
Capital gain distributions received from affiliated investments	3,508
183,879
Change in net unrealized appreciation (depreciation) of
Affiliated investments	56,264
56,264
Net realized and unrealized gain	240,143
Increase in net assets from operations	$2,711,668
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-24 (unaudited)	Period ended 12-31-23[1]
Increase (decrease) in net assets
From operations
Net investment income	$2,471,525	$858,435
Net realized gain	183,879	—
Change in net unrealized appreciation (depreciation)	56,264	526,464
Increase in net assets resulting from operations	2,711,668	1,384,899
Distributions to shareholders
From earnings	(2,418,387)	(978,701)
Total distributions	(2,418,387)	(978,701)
Fund share transactions
Fund shares issued	40,000,000	60,000,000
Total increase	40,293,281	60,406,198
Net assets
Beginning of period	60,406,198	—
End of period	$100,699,479	$60,406,198
Share activity
Shares outstanding
Beginning of period	2,981,481	—
Fund shares issued	1,969,968	2,981,481
End of period	4,951,449	2,981,481

[1]	Period from 10-16-23 (commencement of operations) to 12-31-23.
7	Manulife Private Credit Plus Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS I SHARES Period ended	6-30-24[1]	12-31-23[2]
Per share operating performance
Net asset value, beginning of period	$20.26	$20.00
Net investment income[3]	0.52	0.43
Net realized and unrealized gain (loss) on investments	0.05	0.16
Total from investment operations	0.57	0.59
Less distributions
From net investment income	(0.49)	(0.33)
Net asset value, end of period[4]	$20.34	$20.26
Total return (%)[5]	2.82[6]	2.94[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$101	$60
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	2.34[8]	1.32[6]
Expenses including reductions[7]	0.73[8]	0.22[6]
Net investment income	5.07[8]	2.13[6]
Portfolio turnover (%)	13	0[9]

[1]	Six months ended 6-30-24. Unaudited.
[2]	Period from 10-16-23 (commencement of operations) to 12-31-23.
[3]	Based on average monthly shares outstanding.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
[8]	Annualized.
[9]	Portfolio turnover for the period is 0% due to no sales activity.
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Notes to financial statements (unaudited)
Note 1—Organization
Manulife Private Credit Plus Fund (the fund) is a continuously offered closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The fund operates as “fund of funds” that may invest in affiliated and unaffiliated underlying funds, including, but not limited to, closed-end investment companies, business development companies (BDCs), private funds (other than affiliated private funds), exchange-traded funds (ETFs) and certain other permitted investments. The investment objective of the fund is to seek income and, to a lesser extent, capital appreciation.
The fund’s shares are not listed on any securities exchange. At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly; however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all. The fund currently does not intend to offer to repurchase shares at any time during the first two years of operations of the fund.
The shares currently outstanding are detailed in the Statement of assets and liabilities. The fund is only offered to accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. Manulife underlying funds’ shareholder reports are also available without charge by calling 800-225-6020. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each month. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
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In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$36,714,974	$36,714,974	—	—
Short-term investments	2,000,009	—	$2,000,009	—
Investments valued at NAV[1]	60,613,668
Total investments in securities	$99,328,651	$36,714,974	$2,000,009	—
[1]Certain investments of the fund were fair valued using the NAV as practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on
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securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Offering costs are accounted for as a deferred charge by the fund and will be amortized over the fund’s first year of operations. During the six months ended June 30, 2024, $262,938 of offering costs were expensed and approximately $149,879 of unamortized offering costs are included in Other assets within the Statement of assets and liabilities.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2023.
Note 3—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
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Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, calculated and paid monthly, at an annual rate of 1.25% of the value of the fund’s monthly net assets. Pursuant to a subadvisory agreement, the Advisor has agreed to pay a subadvisory fee directly to Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other fund level expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.50% of monthly net assets of the fund. “Other fund level expenses” means all the expenses of the fund, excluding: the management fee; interest expenses; taxes, portfolio brokerage commissions; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; Rule 12b-1 fees (if applicable); short dividends; acquired fund fees and expenses; and class specific expenses. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The Advisor also contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, so that the sum of: (a) the aggregate management fee (excluding any incentive fee) paid to the Advisor with respect to both the fund and that portion of any underlying fund held (excluding any unaffiliated underlying fund) by the fund; and (b) the advisory fee (excluding any incentive fee) paid to an affiliate of the Advisor with respect to that portion of an underlying fund (excluding any unaffiliated underlying fund) held by the fund, does not exceed the annual rate of 1.25% of the fund’s monthly net assets. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $787,364 for the six months ended June 30, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2024, were equivalent to a net annual effective rate of 0.00% of the fund’s average monthly net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended June 30, 2024, amounted to an annual rate of 0.01% of the fund’s average monthly net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Note 5—Fund share transactions
The fund currently accepts purchases of shares as of the last business day of each calendar month. Affiliates of the fund owned 100% of shares of Class I on June 30, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $55,000,000 and $10,985,247, respectively, for the six months ended June 30, 2024.
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Note 7—Investment in affiliated underlying funds
The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2024, the fund held 5% or more of the net assets of the affiliated underlying funds shown below:
Affiliated Fund	Percentage of underlying fund net assets
John Hancock Asset-Based Lending Fund	17.7%
John Hancock Mortgage-Backed Securities ETF	10.8%
Manulife Private Credit Fund	53.7%
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Asset-Based Lending Fund	1,489,369	$19,975,808	$10,000,000	—	—	$(69,274)	$790,900	$3,508	$29,906,534
John Hancock Corporate Bond ETF	100,695	5,212,953	—	$(3,001,561)	$82,564	(179,805)	55,731	—	2,114,151
John Hancock Mortgage-Backed Securities ETF	218,339	12,928,382	—	(7,983,686)	97,807	(348,214)	143,204	—	4,694,289
Manulife Private Credit Fund	2,876,912	14,960,111	45,000,000	—	—	653,557	1,744,560	—	60,613,668
					$180,371	$56,264	$2,734,395	$3,508	$97,328,642
The risk of investing in underlying funds is as follows:
Senior loans. The fund may directly or indirectly through underlying funds invest in directly originated first and second lien term loans, delayed draw term loans, revolving credit facilities, and club deals. The fund or an underlying fund may also make investments and acquire securities in connection with senior loans, including equity co-investments. The fund or an underlying fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund’s or an underlying fund’s commitments in connection with a portion of the loans in which it invests may be unfunded.
The fund or an underlying fund may be subject to greater levels of credit risk, call (or “prepayment”) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund or an underlying fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition,
13	Manulife Private Credit Plus Fund | SEMIANNUAL REPORT

the senior loans may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund.
The fund or an underlying fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund or an underlying fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
Asset-based lending investments. The fund may directly or indirectly through underlying funds invest in loans secured by an asset and include, among other investments, healthcare loans & royalty-backed credit, transportation assets, residential real estate lending, commercial real estate lending, consumer-related assets, corporate asset-based credit and liquid securitized credit.
Except for residential mortgage backed securities, commercial mortgage backed securities, commercial mortgage obligations, collateralized loan obligations and asset backed securities, which may range from most senior (AAA-rated) to most subordinate (BB-rated, B-rated and equity), most loans and investments made either directly by the fund or through underlying funds are not rated.
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Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The fund’s investment objective is to seek income and, to a lesser extent, capital appreciation. There can be no assurance that the fund will achieve its investment objective. The Board of Trustees of the fund (the “Board”) may change the investment objective of the fund without Shareholder approval.
Investment Strategies
The fund operates as a fund of funds and, under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in private credit investments (“Private Credit Investments”). Private Credit Investments include: (i) senior loans; (ii) asset-based lending investments; and (iii) credit investments.
Under normal market conditions, the fund intends to invest in the following categories, subject to the following ranges:
•	50% to 70% of its net assets in senior loans;
•	20% to 40% of its net assets in asset-based lending investments and/or credit investments; and
•	0% to 20% of its net assets in liquid investments including, but not limited to, publicly traded debt instruments (broadly syndicated loans, high yield bonds, convertible securities and notes), money market funds and other short-term bond funds and U.S. Treasury securities.
Although variations outside of these ranges are generally not anticipated, the Subadvisor may, during the fund’s initial “ramp up” period and under certain market or economic conditions, deviate from these percentage allocations. There is no limit on the range of maturities and credit quality of securities in which the fund and Underlying Funds (as defined below) may invest. Such securities may include below-investment grade securities. In response to adverse market, economic or political conditions, the fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.
The fund’s investment strategy may be implemented both directly by investing in Private Credit Investments and indirectly by investing in affiliated and unaffiliated underlying funds, including, but not limited to, closed-end investment companies, business development companies, private funds (other than affiliated private funds), and exchange-traded funds (the “Underlying Funds”) as determined by the Subadvisor.
The Subadvisor considers environmental, social, and/or governance (“ESG”) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
Principal Risks of Investing In the Fund
Below are descriptions of the principal factors that may play a role in shaping the fund’s overall risk profile. An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance. The investment performance of the fund will reflect both the Subadvisor’s allocation decisions with respect to the Underlying Funds as well as the investment decisions made by the Underlying Funds’ managers and the performance of direct investments selected by the Subadvisor.
15	MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and Counterparty Risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Delayed Funding Loans and Revolving Credit Facilities Risk. Delayed funding loans and revolving credit facilities may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
Distressed Investments Risk. Distressed investments, including loans, mortgages, bonds, and notes, may not be publicly traded and may involve substantial risk. A fund may lose up to its entire investment.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
ESG Integration Risk. The Subadvisor considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the Subadvisor considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the Subadvisor’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the Subadvisor, carries the risk the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in the Subadvisor making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the Subadvisor may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
The ESG characteristics utilized in the fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the Subadvisor has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the Subadvisor’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the Subadvisor in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different advisors, and may not carry the same meaning to all investors and advisors. The Subadvisor may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
SEMIANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	16

Exchange-Traded Funds (ETFs) Risk. ETFs are a type of investment company bought and sold on a securities exchange. The fund could purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning shares of an ETF include the risks of directly owning the underlying securities and other instruments the ETF holds. A lack of liquidity in an ETF (e.g., absence of an active trading market) could result in the ETF being more volatile than its underlying securities. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in the ETF’s shares trading at a significant premium or discount to its net asset value (NAV). An ETF has its own fees and expenses, which are indirectly borne by the fund. The fund may also incur brokerage and other related costs when it purchases and sells ETFs. Also, in the case of passively-managed ETFs, there is a risk that an ETF may fail to closely track the index or market segment that it is designed to track due to delays in the ETF’s implementation of changes to the composition of the index or other factors.
Fixed-Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by the fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Foreign Securities Risk. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect the fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund could lose a substantial portion of, or its entire investment in, a foreign security. Foreign countries, especially emerging market countries, also may have problems associated with settlement of sales. Such problems could cause the fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed. In addition, there may be difficulties and delays in enforcing a judgment in a foreign court resulting in potential losses to the fund.
If applicable, any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (“HFCAA”) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Fund of Funds Risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying fund’s performance, expenses, and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related
17	MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the Subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives.
•	Affiliated Subadvised Fund Conflicts of Interest Risk. The Subadvisor may allocate the fund’s assets without limit to underlying funds managed by the Subadvisor and/or other affiliated subadvisors (“Affiliated Subadvised Funds”). Accordingly, rebalancings of the assets of the fund present a conflict of interest because there is an incentive for the Subadvisor to allocate assets to the Subadvisor and other Affiliated Subadvised Funds rather than underlying funds managed by unaffiliated subadvisors. In this regard, the Subadvisor and other affiliated subadvisors of Affiliated Subadvised Funds benefit from the Subadvisor’s allocations of fund assets to such funds through the additional fees they earn on such allocated fund assets. The Subadvisor has a duty to allocate assets only to underlying funds it has determined are in the best interests of shareholders, and make allocations to Affiliated Subadvised Funds on this basis without regard to any such economic incentive. As part of its oversight of the fund and the Subadvisor, the Advisor will monitor to ensure that allocations are conducted in accordance with these principles.
•	Multi-Manager Risk; Limited Universe of Subadvisors and Underlying Funds. A fund’s ability to achieve its investment objective depends upon a subadvisor’s skill in determining a fund’s strategic allocation to investment strategies and in selecting the best mix of underlying funds. The allocation of investments among the different subadvisors managing underlying funds with different styles and asset classes, such as equity, debt, U.S., or foreign securities, may have a more significant effect on the performance of a fund of funds when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Investment decisions made by the subadvisor may cause a fund of funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. Moreover, at times, the Subadvisor may invest fund assets in underlying funds managed by a limited number of subadvisors. In such circumstances, the fund’s performance could be substantially dependent on the performance of these subadvisors. Similarly, the Subadvisor’s allocation of a fund of fund’s assets to a limited number of underlying funds may adversely affect the performance of the fund of funds, and, in such circumstances, it will be more sensitive to the performance and risks associated with those funds and any investments in which such underlying funds focus.
Hedging, Derivatives, and Other Strategic Transactions Risk. Hedging, derivatives, and other strategic transactions may increase the fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, options, interest rate swaps, reverse repurchase agreements, and swaps. Futures contracts, options, and swaps generally are subject to counterparty risk.
In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquidity of shares risk. The fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. At the discretion of the Board and
SEMIANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	18

provided that it is in the best interests of the fund and Shareholders to do so, the fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers.  The fund is not required to conduct tender offers and may be less likely to conduct tender offers during periods of exceptional market conditions.
Lending Risk. The fund may originate loans to, or purchase, assignments of or participations in loans made to, various issuers, including distressed loans. Such investments may include senior secured, junior secured and mezzanine loans and other secured and unsecured debt that has been recently originated or that trade on the secondary market. The value of the fund’s investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan.
Leveraging Risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.
LIBOR discontinuation risk. The official publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments traditionally utilized as the reference or benchmark rate for interest rate calculations, was discontinued as of June 30, 2023. However, a subset of LIBOR settings will continue to be published on a "synthetic" basis. The synthetic publication of the one-, three- and six-month U.S. dollar LIBOR will continue until September 30, 2024. The discontinuation of LIBOR and a transition to replacement rates may lead to volatility and illiquidity in markets and may adversely affect the fund’s performance.
Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal repurchase requests. Widespread selling of fixed-income securities during periods of reduced demand may adversely impact the price or salability of such securities.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
19	MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

Senior loans risk. Senior loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments.
Senior loans may have extended trade settlement periods which may result in cash not being immediately available. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan.
Subordinated liens on collateral risk. Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral.
SEMIANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	20

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered non-diversified, closed-end management investment company, shares of which were initially offered to the public in October 2023.
Dividends and distributions
During the six months ended June 30, 2024, distributions from net investment income totaling $0.4885 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
April 23, 2024	$0.1597
July 24, 2024	0.3288
Total	$0.4885
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (“DRP”) established by the fund, each Shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional Shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a Shareholder’s intermediary (who should be directed to inform the fund). A Shareholder is free to change this election at any time. If, however, a Shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A Shareholder whose Shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such Shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the Shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A Shareholder holding Shares that participate in the DRP in a brokerage account may not be able to transfer the Shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
21	MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

Registered or Overnight Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
SEMIANNUAL REPORT | MANULIFE PRIVATE CREDIT PLUS FUND	22

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Andrew G. Arnott†
William H. Cunningham*
Grace K. Fey
Officers
Andrew G. Arnott†
President
Fernando A. Silva‡
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Nathan W. Thooft, CFA
Eric Menzer, CFA, CAIA, AIF
Jeffrey Kan, CFA
Michael J. Comer, CFA

Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C Technologies
Legal counsel
K&L Gates LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
‡ Effective July 1, 2024.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
You can also contact us:
800-225-6020	Regular mail:	Express mail:
jhinvestments.com	SS&C GIDS, Inc. 80 Lamberton Road Windsor, Connecticut 06095	SS&C GIDS, Inc. 80 Lamberton Road Windsor, Connecticut 06095
23	JOHN HANCOCK MANULIFE PRIVATE CREDIT PLUS FUND | SEMIANNUAL REPORT

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of Manulife Private Credit Plus Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
6/24

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENTINVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Item is not applicable at this time.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time.

(b)Item is not applicable at this time.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MTTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “Manulife Private Credit Plus Fund – Nominating, Governance and Administration Committee Charter.”

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate in securities lending activities.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Item is not applicable at this time.

ITEM 19. EXHIBITS.

(a)(1) Item is not applicable at this time.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached " Manulife Private Credit Plus Fund – Nominating and Governance Committee Charter ".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manulife Private Credit Plus Fund

By:	/s/ Andrew G. Arnott
------------------------------
Andrew G. Arnott
President
Date:	August 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
------------------------------
Andrew G. Arnott
President
Date:	August 27, 2024
By:	/s/ Fernando A. Silva
--------------------------------
Fernando A. Silva
Chief Financial Officer
Date:	August 27, 2024